Note 12 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 08, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Shares Authorized (in shares)		600,000,000		600,000,000	600,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued (in shares)		6,503,019		6,310,090	5,436,637
Common Stock, Shares, Outstanding (in shares)		6,503,019		6,310,090	5,436,637
Preferred Stock, Shares Authorized (in shares)		1,000,000		1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued (in shares)		0		0	0
Preferred Stock, Shares Outstanding (in shares)		0		0	0
Class of Warrant or Right, Term Of Contract (Year)		4 years		4 years
Proceeds from Issuance of Common Stock		$ 165	$ 0	$ 136	$ 2,891
Tumim Stone Common Stock Purchase Agreement [Member]
Sale Of Stock, Common Stock, Value, Maximum	$ 125,000
Sale Of Stock, Exchange Cap, Shares Of Common Stock Outstanding Immediately Prior To Execution Of Agreement (in shares)	1,028,847
Sale Of Stock, Exchange Cap Exception, Price Per Share, Minimum (in dollars per share)	$ 148.46
Sale of Stock, Beneficial Ownership Percentage	9.99%
Sale of Stock, Value of Shares Issuable In A Single Day	$ 20,000
Stock Issued During Period, Shares, New Issues (in shares)	10,087			19,500	38,167
Proceeds from Issuance of Common Stock				$ 136	$ 2,891
Sale of Stock, Remaining Issuable Amount (in shares)				961,093
Private Placement Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)				5,555
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)				1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 345
Public Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)				255,555
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)				1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 345
The 2022 Note Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)				58,333
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 105
Class of Warrant or Right, Term Of Contract (Year)				4 years
Contingent Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)				58,333